UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor

Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The New Economy Fund®
Investment portfolio

February 28, 2011
  unaudited

		Value
Common stocks — 91.23%	Shares	(000)

INFORMATION TECHNOLOGY — 25.51%
Google Inc., Class A1	341,900	$209,721
Apple Inc.1	553,400	195,466
Oracle Corp.	4,668,000	153,577
QUALCOMM Inc.	2,060,000	122,735
NetEase.com, Inc. (ADR)1	2,558,000	119,331
Corning Inc.	4,955,000	114,262
eBay Inc.1	3,300,000	110,567
First Solar, Inc.1	500,000	73,695
Microsoft Corp.	2,690,000	71,500
Avago Technologies Ltd.	2,097,400	71,291
NHN Corp.1	420,000	70,518
Accenture PLC, Class A	1,090,000	56,113
Baidu, Inc., Class A (ADR)1	425,000	51,493
Yahoo! Inc.1	3,025,000	49,610
Rovi Corp.1	852,000	47,218
Avid Technology, Inc.1	1,800,000	39,708
AAC Acoustic Technologies Holdings Inc.	15,096,000	37,914
Autodesk, Inc.1	900,000	37,845
NVIDIA Corp.1	1,600,000	36,256
Cisco Systems, Inc.1	1,935,000	35,914
Trimble Navigation Ltd.1	700,000	34,405
Digital River, Inc.1	1,013,100	34,020
EMC Corp.1	1,250,000	34,013
Intel Corp.	1,500,000	32,205
Monster Worldwide, Inc.1	1,800,000	30,870
Texas Instruments Inc.	750,000	26,708
FLIR Systems, Inc.	751,762	24,282
Quanta Computer Inc.2	11,545,000	22,625
CoreLogic, Inc.	1,170,900	21,837
Automatic Data Processing, Inc.	265,000	13,250
DTS, Inc.1	275,000	12,471
VTech Holdings Ltd.	1,092,000	11,631
Rohm Co., Ltd.	155,000	10,914
Wistron Corp.2	5,503,813	9,796
Maxim Integrated Products, Inc.	350,000	9,653
Flextronics International Ltd.1	981,534	7,941
KLA-Tencor Corp.	153,000	7,469
Linear Technology Corp.	216,000	7,465
Cognex Corp.	99,600	2,780
AOL Inc.1	115,000	2,400
Nokia Corp.	200,000	1,733
		2,063,202

FINANCIALS — 18.10%
Citigroup Inc.1	19,515,000	91,330
Société Générale	1,279,953	89,992
Industrial and Commercial Bank of China Ltd., Class H	104,500,000	80,240
HDFC Bank Ltd.	1,675,000	75,942
JPMorgan Chase & Co.	1,525,000	71,202
Aberdeen Asset Management PLC	19,370,000	66,064
Itaú Unibanco Holding SA, preferred nominative (ADR)	2,556,292	56,801
AIA Group Ltd.1	19,153,200	55,827
Deutsche Bank AG	787,500	50,619
Zions Bancorporation	2,140,000	49,990
Bank of America Corp.	3,475,000	49,658
Banco Bradesco SA, preferred nominative	2,570,050	49,438
Wells Fargo & Co.	1,362,300	43,948
Credit Suisse Group AG	935,720	43,286
Banco Santander, SA	3,505,604	43,224
State Street Corp.	880,100	39,358
AFLAC Inc.	627,800	36,952
Marsh & McLennan Companies, Inc.	1,200,000	36,528
Bank of China Ltd., Class H	66,770,000	35,237
HSBC Holdings PLC (Hong Kong)	2,442,218	28,348
HSBC Holdings PLC (United Kingdom)	453,500	4,998
China Construction Bank Corp., Class H	36,289,050	31,732
Old Republic International Corp.	2,500,000	31,250
China Life Insurance Co. Ltd., Class H	7,330,000	27,906
CapitaMalls Asia Ltd.	20,000,000	27,048
Capitol Federal Financial, Inc.	2,100,000	26,544
Fifth Third Bancorp	1,800,000	26,280
Discover Financial Services	1,200,000	26,100
Genworth Financial, Inc., Class A1	1,727,369	22,853
Banco Santander (Brasil) SA, units (ADR)	859,085	10,464
Banco Santander (Brasil) SA, units	859,085	10,373
Longfor Properties Co. Ltd.	13,800,000	19,492
First American Financial Corp.	1,170,900	18,453
Türkiye Garanti Bankasi AS	3,747,000	16,593
Prudential PLC	1,272,223	14,715
United Overseas Bank Ltd.	990,000	14,058
Deutsche Börse AG	140,000	10,749
Shinhan Financial Group Co., Ltd.	250,000	10,433
Bank of New York Mellon Corp.	330,000	10,029
UBS AG1	366,664	7,281
Moody’s Corp.	69,200	2,208
		1,463,543

CONSUMER DISCRETIONARY — 11.58%
Galaxy Entertainment Group Ltd.1	67,770,000	87,367
Comcast Corp., Class A	2,315,000	59,634
Comcast Corp., Class A, special nonvoting shares	1,100,000	26,752
DIRECTV, Class A1	1,800,000	82,746
Walt Disney Co.	1,600,000	69,984
Li & Fung Ltd.	11,000,000	66,949
Virgin Media Inc.	2,353,000	64,096
Staples, Inc.	2,100,000	44,730
John Wiley & Sons, Inc., Class A	900,000	43,029
CTC Media, Inc.	2,000,000	42,080
News Corp., Class A	2,302,815	40,000
Tractor Supply Co.	760,000	39,573
Time Warner Inc.	1,000,000	38,200
Kohl’s Corp.1	680,000	36,645
Time Warner Cable Inc.	450,214	32,496
Best Buy Co., Inc.	900,000	29,016
Pantaloon Retail (India) Ltd.	4,700,000	27,189
Pantaloon Retail (India) Ltd., Class B	22,580	110
GEOX SpA	3,425,317	18,529
Intercontinental Hotels Group PLC	800,000	17,791
Jumbo SA	2,234,000	17,418
Home Depot, Inc.	406,000	15,213
YUM! Brands, Inc.	286,000	14,394
NIKE, Inc., Class B	116,400	10,363
Multi Screen Media Private Ltd.1,2,3	79,866	6,559
Target Corp.	100,000	5,255
		936,118

HEALTH CARE — 11.58%
Alere Inc.1	2,531,500	97,817
Biogen Idec Inc.1	1,412,400	96,608
Fresenius SE	765,000	69,790
St. Jude Medical, Inc.1	1,375,000	65,835
Stryker Corp.	903,000	57,124
Hologic, Inc.1	2,419,550	48,827
NuVasive, Inc.1	1,820,286	48,656
McKesson Corp.	600,000	47,568
Medco Health Solutions, Inc.1	750,000	46,230
Life Technologies Corp.1	779,700	41,613
Myriad Genetics, Inc.1	2,054,100	38,042
Forest Laboratories, Inc.1	1,000,000	32,400
Allergan, Inc.	400,000	29,668
Alexion Pharmaceuticals, Inc.1	300,000	28,884
Edwards Lifesciences Corp.1	336,600	28,624
Medtronic, Inc.	700,000	27,944
Richter Gedeon Nyrt	130,000	25,123
Teva Pharmaceutical Industries Ltd. (ADR)	392,000	19,639
Amil Participações SA, ordinary nominative	1,825,000	18,647
American Medical Systems Holdings, Inc.1	677,580	14,846
Illumina, Inc.1	178,000	12,353
Amgen Inc.1	212,600	10,913
Integra LifeSciences Holdings Corp.1	200,000	10,030
ZOLL Medical Corp.1	198,000	9,163
Volcano Corp.1	314,520	8,253
Array BioPharma Inc.1	504,830	1,414
		936,011

INDUSTRIALS — 10.13%
Ryanair Holdings PLC (ADR)	5,404,700	154,142
Union Pacific Corp.	1,076,527	102,711
AirAsia Bhd.1	122,784,000	101,431
MSC Industrial Direct Co., Inc., Class A	880,000	55,607
Capita Group PLC	3,993,000	47,094
United Parcel Service, Inc., Class B	550,000	40,590
CSX Corp.	500,900	37,397
Robert Half International Inc.	1,157,469	36,923
easyJet PLC1	5,672,226	32,965
Exponent, Inc.1,4	762,515	30,005
SGS SA	17,174	29,890
PT AKR Corporindo Tbk	129,312,680	22,868
AMR Corp.1	3,000,000	20,220
Downer EDI Ltd.2	5,000,000	19,274
United Continental Holdings, Inc.1	787,500	18,931
Samsung Engineering Co., Ltd.	106,400	16,875
Tiger Airways Holdings Ltd.1	15,070,000	16,115
United Stationers Inc.1	189,000	12,742
Watsco, Inc.	170,000	10,979
Beacon Roofing Supply, Inc.1	300,000	6,363
US Airways Group, Inc.1	705,000	6,070
		819,192

TELECOMMUNICATION SERVICES — 4.54%
América Móvil, SAB de CV, Series L (ADR)	1,825,600	104,826
Millicom International Cellular SA	578,269	50,656
PT XL Axiata Tbk1	73,844,500	47,715
SOFTBANK CORP.	1,035,000	42,448
Vodafone Group PLC	11,560,000	32,755
Avanti Communications Group PLC1	3,488,372	28,666
MetroPCS Communications, Inc.1	1,553,832	22,375
tw telecom inc.1	1,130,000	21,018
Telephone and Data Systems, Inc.	300,000	10,095
United States Cellular Corp.1	139,500	6,972
		367,526

ENERGY — 3.09%
Schlumberger Ltd.	1,727,400	161,374
FMC Technologies, Inc.1	350,000	32,917
AMEC PLC	1,630,000	30,844
Baker Hughes Inc.	350,000	24,868
		250,003

UTILITIES — 0.87%
GDF SUEZ	880,574	35,695
Scottish and Southern Energy PLC	1,705,000	34,342
		70,037

MATERIALS — 0.56%
Monsanto Co.	449,950	32,347
Ecolab Inc.	260,000	12,646
		44,993

CONSUMER STAPLES — 0.46%
Costco Wholesale Corp.	500,000	37,395

MISCELLANEOUS — 4.81%
Other common stocks in initial period of acquisition		388,810

Total common stocks (cost: $5,713,678,000)		7,376,830

Preferred stocks — 0.05%

MISCELLANEOUS — 0.05%
Other preferred stocks in initial period of acquisition		4,174

Total preferred stocks (cost: $4,000,000)		4,174

	Shares or	Value
Convertible securities — 0.92%	principal amount	(000)

CONSUMER DISCRETIONARY — 0.46%
Groupon Inc., Series G, convertible preferred1,2,3	1,187,085	$37,500

INDUSTRIALS — 0.27%
AMR Corp. 6.25% convertible notes 2014	$15,000,000	16,294
US Airways Group, Inc. 7.25% convertible notes 2014	$2,500,000	5,272
		21,566

TELECOMMUNICATION SERVICES — 0.09%
tw telecom inc. 2.375% convertible debentures 2026	$6,400,000	7,496

MISCELLANEOUS — 0.10%
Other convertible securities in initial period of acquisition		7,859

Total convertible securities (cost: $69,028,000)		74,421

	Principal amount
Short-term securities — 7.65%	(000)

Freddie Mac 0.16%–0.24% due 3/15–7/27/2011	$157,500	157,464
U.S. Treasury Bills 0.13%–0.188% due 3/31–5/19/2011	132,500	132,475
Bank of America Corp. 0.17% due 3/1/2011	80,000	80,000
JPMorgan Chase & Co. 0.19% due 3/10/2011	53,700	53,697
Jupiter Securitization Co., LLC 0.24% due 4/18/20115	22,800	22,792
Wal-Mart Stores, Inc. 0.18% due 4/18/20115	56,300	56,286
Straight-A Funding LLC 0.25% due 4/6/20115	37,400	37,390
Federal Home Loan Bank 0.33% due 12/5/2011	25,000	24,953
Procter & Gamble International Funding S.C.A. 0.16% due 3/23/20115	19,600	19,598
Fannie Mae 0.18% due 5/16/2011	17,400	17,394
NetJets Inc. 0.16% due 3/22/20115	16,700	16,698

Total short-term securities (cost: $618,705,000)		618,747

Total investment securities (cost: $6,405,411,000)		8,074,172
Other assets less liabilities		11,991

Net assets		$8,086,163

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $107,296,000, which represented 1.33% of the net assets of the fund. This amount includes $43,963,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Groupon Inc., Series G, convertible preferred	12/17/2010	$37,500	$37,500	.46%
Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	31,574	6,559	.08
Total restricted securities		$69,074	$44,059	.54%

4The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.

5Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $152,764,000, which represented 1.89% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the three months ended February 28, 2011, appear below.

						Value
						of affiliate
					Dividend income	at 2/28/2011
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Exponent, Inc.	762,515	—	—	762,515	$—	$30,005

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$2,030,781	$32,421	*	$—	$2,063,202
Financials	1,463,543	—		—	1,463,543
Consumer discretionary	929,559	—		6,559	936,118
Health care	936,011	—		—	936,011
Industrials	799,918	19,274		—	819,192
Telecommunication services	367,526	—		—	367,526
Energy	250,003	—		—	250,003
Utilities	70,037	—		—	70,037
Materials	44,993	—		—	44,993
Consumer staples	37,395	—		—	37,395
Miscellaneous	377,268	11,542	*	—	388,810
Preferred stocks	4,174	—		—	4,174
Convertible securities	7,859	29,062		37,500	74,421
Short-term securities	—	618,747		—	618,747
Total	$7,319,067	$711,046		$44,059	$8,074,172

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $43,963,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended February 28, 2011 (dollars in thousands):

	Beginning value		Net realized	Net unrealized	Net transfers	Ending value
	at 12/1/2010	Net purchases	loss	appreciation	out of Level 3†	at 2/28/2011
Investment securities	$6,733	$37,500	$(87)	$176	$(263)	$44,059

Net unrealized appreciation during the period on Level 3 investment securities held at February 28, 2011 (dollars in thousands):						$89

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,891,892
Gross unrealized depreciation on investment securities	(223,164)
Net unrealized appreciation on investment securities	1,668,728
Cost of investment securities for federal income tax purposes	6,405,444

Key to abbreviations

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 28, 2011

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: April 28, 2011